Goodwill and Intangible Assets - Assumptions (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Y	Dec. 31, 2016 EUR (€) Y
Applications, Technology & Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	4.80%	6.70%
Pre-tax discount rate	10.60%	10.40%
Terminal growth rate	2.90%	2.00%
Detailed planning period (in years)	3	4
SAP Business Network
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	14.90%	15.00%
Pre-tax discount rate	11.90%	11.70%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	9	9
Target operating margin	33.00%	34.00%
Excess of recoverable amount over carrying amount | €	€ 8,143	€ 6,404